Not FDIC Insured May Lose Value No Bank Guarantee
132-Q3PH

Schedule of Investments
(unaudited)
Franklin Gold and Precious Metals Fund 2
Notes to Schedule of Investments 7

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited), April 30, 2024
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
a
Common Stocks 99.0%
Copper 0.9%
a
Faraday Copper Corp. ................................. Canada 4,400,000 $ 2,396,949
a
Imperial Metals Corp. .................................. Canada 1,765,330 3,397,948
a
SolGold plc .......................................... Australia 21,300,000 2,448,814
a
Vizsla Copper Corp. ................................... Canada 528,571 36,473
8,280,184
Diversified Metals & Mining 9.1%
a
Aclara Resources, Inc. ................................. United Kingdom 444,972 187,459
a
Adventus Mining Corp. ................................. Canada 3,850,000 1,188,488
a,b
Adventus Mining Corp., 144A ............................ Canada 4,000,000 1,234,792
a
Arizona Metals Corp. ................................... Canada 150,000 248,411
a,b
Arizona Metals Corp., 144A .............................. Canada 1,244,000 2,060,156
a
Aston Minerals Ltd. .................................... Australia 36,000,000 284,932
a
Azimut Exploration, Inc. ................................. Canada 1,700,000 740,875
a,b
Bluestone Resources, Inc., 144A .......................... Canada 6,450,000 2,342,473
a
Bravo Mining Corp. .................................... Canada 2,830,000 4,111,131
a,b
Bravo Mining Corp., 144A ............................... Canada 415,000 602,869
a
Chalice Mining Ltd. .................................... Australia 2,522,810 1,922,473
a
Clean Air Metals, Inc. .................................. Canada 10,315,600 374,636
a,b
G Mining Ventures Corp., 144A ........................... Canada 16,500,000 25,167,968
a
Ivanhoe Electric, Inc. ................................... United States 448,900 4,533,890
a
Ivanhoe Mines Ltd., A .................................. Canada 540,000 7,318,976
a
Magna Mining, Inc. .................................... Canada 2,210,000 1,332,341
a
Matador Mining Ltd. ................................... Australia 10,813,044 476,282
a
Max Resource Corp. ................................... Canada 6,000,000 936,989
a
Meridian Mining UK Societas ............................. Netherlands 7,000,000 2,262,575
a,b
NorthIsle Copper & Gold, Inc., 144A ....................... Canada 4,430,000 1,447,975
a,c,d
Phoenix Industrial Minerals Pty. Ltd. ....................... Australia 45,900,000 50,544
a
Prime Mining Corp. .................................... Canada 5,290,000 8,261,122
a
Sunrise Energy Metals Ltd. .............................. Australia 1,159,999 510,945
a,e
Vizsla Silver Corp. ..................................... Canada 11,850,000 15,320,864
a
Western Copper & Gold Corp. ............................ Canada 3,360,000 5,003,087
87,922,253
Diversified Support Services 0.2%
a
Chrysos Corp. Ltd. .................................... Australia 490,000 1,799,644
a
Environmental & Facilities Services 0.0%
†
a
Clean TeQ Water Ltd. .................................. Australia 679,999 150,248
a
Gold 82.4%
Agnico Eagle Mines Ltd., (CAD Traded) ..................... Canada 276,559 17,512,558
Agnico Eagle Mines Ltd., (USD Traded) ..................... Canada 440,000 27,874,000
Alamos Gold, Inc., (CAD Traded), A ........................ Canada 1,576,316 23,185,327
Alamos Gold, Inc., (USD Traded), A ........................ Canada 1,134,500 16,688,495
a
Allied Gold Corp. ...................................... Canada 2,163,859 5,815,345
Anglogold Ashanti plc .................................. United Kingdom 634,823 14,594,581
a
Artemis Gold, Inc. ..................................... Canada 3,491,800 22,750,279
a,c,d,e
Ascot Resources Ltd., 144A ............................. Canada 4,000,000 1,978,828
a,b,e
Ascot Resources Ltd., 144A ............................. Canada 28,420,000 14,656,401
a
Atex Resources, Inc. ................................... Canada 6,000,000 5,839,840
B2Gold Corp. ........................................ Canada 6,593,694 16,666,828
a,e
Banyan Gold Corp. .................................... Canada 20,167,629 4,834,078
Barrick Gold Corp. .................................... Canada 2,120,383 35,283,173
a
Bellevue Gold Ltd. ..................................... Australia 12,314,000 13,912,432
a
Belo Sun Mining Corp. ................................. Canada 3,500,000 114,400
a,b
Belo Sun Mining Corp., 144A ............................. Canada 3,800,000 124,205
a
Black Cat Syndicate Ltd. ................................ Australia 11,522,800 2,033,592
a
Calibre Mining Corp. ................................... Canada 9,216,453 12,987,048

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
Catalyst Metals Ltd. ................................... Australia 6,588,915 $ 3,969,212
Centamin plc ......................................... Egypt 12,303,716 18,581,016
Centerra Gold, Inc. .................................... Canada 1,803,488 10,977,468
a
Cerrado Gold, Inc. ..................................... Canada 2,709,000 324,667
a
De Grey Mining Ltd. ................................... Australia 6,636,905 5,522,589
Dundee Precious Metals, Inc. ............................ Canada 1,082,415 8,192,311
a
Eldorado Gold Corp. ................................... Turkiye 790,724 11,268,571
a
Emerald Resources NL ................................. Australia 10,160,000 22,869,375
Endeavour Mining plc .................................. Burkina Faso 1,564,114 32,685,353
a,e
Falcon Metals Ltd. ..................................... Australia 9,225,414 806,728
a,c
Firefinch Ltd. ......................................... Australia 18,028,500 700,678
a
FireFly Metals Ltd. .................................... Australia 9,137,185 4,931,159
a
Galiano Gold, Inc. ..................................... Canada 5,614,362 9,053,120
a
Genesis Minerals Ltd. .................................. Australia 8,556,549 9,567,720
a,e
Geopacific Resources Ltd. .............................. Australia 60,464,743 979,151
Gold Fields Ltd. ....................................... South Africa 439,800 7,115,941
a,e
Heliostar Metals Ltd. ................................... Canada 16,787,500 3,231,297
a,e
HighGold Mining, Inc. .................................. Canada 5,603,000 1,322,662
a
Hochschild Mining plc .................................. Peru 2,688,520 5,190,232
a
i-80 Gold Corp. ....................................... Canada 2,015,000 2,400,291
a,b
i-80 Gold Corp., 144A .................................. Canada 675,000 804,068
a,e
Integra Resources Corp., (CAD Traded) .................... Canada 4,439,520 3,353,623
a,e
Integra Resources Corp., (USD Traded) .................... Canada 740,000 562,400
a
K92 Mining, Inc. ...................................... Canada 1,770,357 9,412,757
a
Kingsgate Consolidated Ltd. ............................. Australia 2,800,000 2,913,801
a,e
Liberty Gold Corp. ..................................... Canada 16,329,800 3,973,476
a,b,e
Liberty Gold Corp., 144A ................................ Canada 2,600,000 632,649
a
Lion One Metals Ltd. ................................... Canada 7,301,900 2,651,861
a
Mawson Gold Ltd. ..................................... Canada 13,426,000 7,313,964
b
Mineros SA, 144A ..................................... Colombia 944,031 795,407
a,c,e
Monarch Mining Corp. .................................. Canada 15,500,000 56,292
a
Montage Gold Corp. ................................... Canada 4,000,000 3,689,849
a,e
Newcore Gold Ltd. .................................... Canada 11,480,000 2,626,621
Newmont Corp., (CAD Traded) ........................... United States 50,451 2,051,020
Newmont Corp., (USD Traded) ........................... United States 553,614 22,498,873
Newmont Corp., CDI ................................... United States 1,004,765 40,678,581
Northern Star Resources Ltd. ............................ Australia 717,254 6,798,135
a,e
O3 Mining, Inc. ....................................... Canada 5,100,000 5,371,346
OceanaGold Corp. .................................... Australia 8,483,488 18,362,661
a,e
Onyx Gold Corp. ...................................... Canada 1,300,000 252,588
a,e
Onyx Gold Corp. ...................................... Canada 1,400,750 272,163
a
Ora Banda Mining Ltd. ................................. Australia 40,907,692 8,876,816
a
Orla Mining Ltd. ...................................... Canada 3,540,653 13,758,848
a,b
Orla Mining Ltd., 144A .................................. Canada 2,000,000 7,771,927
a,b
Osisko Development Corp., 144A ......................... Canada 804,049 1,676,136
a
Osisko Mining, Inc. .................................... Canada 7,526,923 16,620,190
a,e
Pantoro Ltd. ......................................... Australia 343,944,739 19,041,547
Perseus Mining Ltd. ................................... Australia 25,016,211 36,588,948
a
Predictive Discovery Ltd. ................................ Australia 71,569,192 9,685,171
a
Probe Gold, Inc. ...................................... Canada 705,000 778,355
a,b
Probe Gold, Inc., 144A ................................. Canada 5,200,000 5,741,057
Ramelius Resources Ltd. ............................... Australia 4,787,234 6,349,829
a
Red 5 Ltd. ........................................... Australia 130,607,082 37,406,119
a
Resolute Mining Ltd. ................................... Australia 28,033,333 7,615,066
a
Reunion Gold Corp. ................................... Canada 16,250,000 7,317,959
a,e
RTG Mining, Inc. ...................................... Australia 4,167,708 75,680
a,e
RTG Mining, Inc., CDI .................................. Australia 82,487,582 1,572,925
a
Saturn Metals Ltd. ..................................... Australia 11,086,957 1,796,551

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
Skeena Resources Ltd. ................................. Canada 2,543,550 $ 12,008,771
a
Southern Cross Gold Ltd. ............................... Canada 4,200,000 7,063,850
a
Spartan Resources Ltd. ................................. Australia 18,350,259 6,978,808
a
St. Augustine Gold and Copper Ltd., (CAD Traded) ............ United States 3,434,336 187,089
a,b
St. Augustine Gold and Copper Ltd., (CAD Traded), 144A ....... United States 16,383,333 892,500
a,b
St. Augustine Gold and Copper Ltd., (USD Traded), 144A ....... United States 10,000,000 544,761
a
St. Barbara Ltd. ....................................... Australia 9,008,021 1,519,807
a,e
STLLR Gold, Inc. ..................................... Canada 325,000 335,210
a,b,e
STLLR Gold, Inc., 144A ................................. Canada 4,370,010 4,507,292
a,e
Talisker Resources Ltd. ................................. Canada 5,280,000 2,147,667
a
Torex Gold Resources, Inc. .............................. Canada 1,175,000 16,557,109
a,b
Torex Gold Resources, Inc., 144A ......................... Canada 180,000 2,536,408
a,e
Troilus Gold Corp. ..................................... Canada 14,525,000 7,068,640
a
Victoria Gold Corp. .................................... Canada 1,500,000 7,528,600
a
West African Resources Ltd. ............................. Australia 11,564,984 9,798,875
a,c,e
Wiluna Mining Corp. Ltd. ................................ Australia 19,510,000 259,071
794,220,668
Precious Metals & Minerals 4.0%
Anglo American Platinum Ltd. ............................ South Africa 83,556 2,911,079
a,e
Aurion Resources Ltd. .................................. Canada 6,900,000 3,307,790
Impala Platinum Holdings Ltd. ............................ South Africa 1,590,000 7,078,968
Impala Platinum Holdings Ltd., ADR ....................... South Africa 1,206,100 5,632,487
Northam Platinum Holdings Ltd. .......................... South Africa 834,019 5,545,620
a,e
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 3,604,831 4,555,951
a,e
Platinum Group Metals Ltd., (USD Traded) .................. South Africa 2,968,243 3,725,145
a,b,e
Platinum Group Metals Ltd., (USD Traded), 144A ............. South Africa 36,628 46,292
a
Sable Resources Ltd. .................................. Canada 12,000,000 522,971
a,e
TDG Gold Corp. ...................................... Canada 2,080,000 203,959
a,b,e
TDG Gold Corp., 144A ................................. Canada 5,370,000 526,566
a,e
Thesis Gold, Inc. ...................................... Canada 5,265,500 2,753,703
a,e
Thesis Gold, Inc. ...................................... Canada 4,273,553 2,234,943
39,045,474
Silver 2.4%
a
Aya Gold & Silver, Inc. .................................. Canada 690,000 6,635,628
a
GoGold Resources, Inc. ................................ Canada 9,262,858 9,284,724
Pan American Silver Corp. .............................. Canada 148,021 2,729,801
a,e
Silver Mountain Resources, Inc. .......................... Canada 13,400,000 778,645
a,e
Silver Tiger Metals, Inc. ................................. Canada 3,560,000 491,302
a,b,e
Silver Tiger Metals, Inc., 144A ............................ Canada 21,500,000 2,967,133
22,887,233
Total Common Stocks (Cost $859,954,278) .....................................
954,305,704
Rights
a a
Rights 0.1%
Gold 0.0%
†
a,c
Kinross Gold Corp., CVR , 2/24/32 ......................... Canada 660,000 47,939
a
Southern Cross Gold Ltd. , 5/03/24 ......................... Canada 127,272 64,013
111,952
Silver 0.1%
a
Pan American Silver Corp., CVR , 2/22/29 ................... Canada 1,850,600 943,991
Total Rights (Cost $856,772) ..................................................
1,055,943

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Warrants a Value
a a a a a a
Warrants 0.4%
Diversified Metals & Mining 0.2%
a,b,c
Aston Minerals Ltd., 144A, 10/16/25 ....................... Australia 5,500,000 $ 3,064
a,c,d
G Mining Ventures Corp., 144A, 8/20/24 .................... Canada 3,750,000 1,116,690
a,c,d,e
Vizsla Silver Corp., 144A, 11/15/24 ........................ Canada 1,500,000 277,973
1,397,727
Gold 0.2%
a,c,d,e
Heliostar Metals Ltd., 144A, 1/11/25 ....................... Canada 650,000 4,442
a,c,d,e
Heliostar Metals Ltd., 144A, 12/08/25 ...................... Canada 1,720,833 76,330
a,c,d,e
Integra Resources Corp., 144A, 6/15/24 .................... Canada 2,650,000 1,786
a,e
Integra Resources Corp., 3/13/27 ......................... Canada 500,000 163,429
a,c
Marathon Gold Corp., 9/19/24 ............................ Canada 3,225,000 198,768
a,c,d,e
Monarch Mining Corp., 144A, 4/06/27 ...................... Canada 6,000,000 —
a,c,d,e
Newcore Gold Ltd., 144A, 6/28/24 ......................... Canada 1,140,000 95,224
a,c,d,e
Onyx Gold Corp., 144A, 7/06/25 .......................... Canada 650,000 30,045
a,b
Osisko Development Corp., 144A, 3/27/27 .................. Canada 608,333 34,244
a,c
Osisko Mining, Inc., 8/28/24 ............................. Canada 350,000 12,989
a,c,d
Reunion Gold Corp., 144A, 7/08/24 ........................ Canada 6,500,000 1,085,891
a,b,c,e
RTG Mining, Inc., 144A, 9/08/24 .......................... Australia 12,000,000 2,744
a,b,e
STLLR Gold, Inc., 144A, 5/03/24 .......................... Canada 1,250,000 —
a,b,c,e
STLLR Gold, Inc., 144A, 11/28/26 ......................... Canada 537,600 98,582
a,c,d,e
Talisker Resources Ltd., 144A, 1/11/25 ..................... Canada 4,500,000 48,081
a,c,d,e
Troilus Gold Corp., 144A, 11/20/25 ........................ Canada 2,000,000 391,526
a,c,e
Wiluna Mining Corp. Ltd., 12/31/24 ........................ Australia 9,755,000 —
2,244,081
Precious Metals & Minerals 0.0%
†
a,c,d,e
TDG Gold Corp., 144A, 7/07/26 ........................... Canada 310,000 10,730
a,c,d,e
Thesis Gold, Inc., 144A, 9/29/24 .......................... Canada 1,000,000 3,436
14,166
Silver 0.0%
†
a,e
Silver Mountain Resources, Inc., 2/09/26 .................... Canada 1,500,000 16,343
a,c,d,e
Silver Mountain Resources, Inc., 4/24/28 .................... Canada 3,100,000 108,520
124,863
Total Warrants (Cost $0) ......................................................
3,780,837
Total Long Term Investments (Cost $860,811,050) ...............................
959,142,484
a
Short Term Investments 0.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.4%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 5.006% .... United States 3,959,756 3,959,756
Total Money Market Funds (Cost $3,959,756) ...................................
3,959,756
Total Short Term Investments (Cost $3,959,756 ) .................................
3,959,756
a
Total Investments (Cost $864,770,806) 99.9% ...................................
$963,102,240
Other Assets, less Liabilities 0.1% .............................................
813,435
Net Assets 100.0% ...........................................................
$963,915,675

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 13 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2024, the aggregate value of these securities was $77,217,669, representing 8.0% of net assets.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
See Note 3 regarding restricted securities.
e
See Note 4 regarding holdings of 5% voting securities.
f
See Note 5 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Gold and Precious Metals Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S.GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At April 30, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At April 30, 2024, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold and Precious Metals Fund
4,000,000
a
Ascot Resources Ltd., 144A. ................... 2/02/24 $ 1,307,821 $ 1,978,828
3,750,000
b
G Mining Ventures Corp., 144A, 8/20/24 ........... 9/16/21 — 1,116,690
650,000
c
Heliostar Metals Ltd., 144A, 1/11/25 .............. 7/12/23 — 4,442
1,720,833
c
Heliostar Metals Ltd., 144A, 12/08/25 ............. 12/20/23 — 76,330
2,650,000
d
Integra Resources Corp., 144A, 6/15/24 ........... 6/17/22 — 1,786
6,000,000
e
Monarch Mining Corp., 144A, 4/06/27 ............. 4/07/22 — —
1,140,000
f
Newcore Gold Ltd., 144A, 6/28/24 ............... 6/29/23 — 95,224
650,000
g
Onyx Gold Corp., 144A, 7/06/25 ................. 7/07/23 — 30,045
45,900,000 Phoenix Industrial Minerals Pty. Ltd. .............. 3/09/21 - 12/16/22 — 50,544
6,500,000
h
Reunion Gold Corp., 144A, 7/08/24 .............. 7/11/22 — 1,085,891
3,100,000
i
Silver Mountain Resources, Inc., 4/24/28 .......... 4/25/24 — 108,520
4,500,000
j
Talisker Resources Ltd., 144A, 1/11/25 ............ 8/12/22 — 48,081
310,000
k
TDG Gold Corp., 144A, 7/07/26.. ................ 7/10/23 — 10,730
1,000,000
l
Thesis Gold, Inc., 144A, 9/29/24 ................. 9/30/22 — 3,436
2,000,000
m
Troilus Gold Corp., 144A, 11/20/25 ............... 11/15/23 — 391,526
1,500,000
n
Vizsla Silver Corp., 144A, 11/15/24 ............... 11/16/22 — 277,973
Total Restricted Securities (Value is 0.5% of Net Assets) .............. $1,307,821 $5,280,046
a
The Fund also invests in unrestricted securities of the issuer, valued at $14,656,401 as of April 30, 2024.
b
The Fund also invests in unrestricted securities of the issuer, valued at $25,167,968 as of April 30, 2024.
c
The Fund also invests in unrestricted securities of the issuer, valued at $3,231,297 as of April 30, 2024.
d
The Fund also invests in unrestricted securities of the issuer, valued at $4,079,452 as of April 30, 2024.
e
The Fund also invests in unrestricted securities of the issuer, valued at $56,292 as of April 30, 2024.
f
The Fund also invests in unrestricted securities of the issuer, valued at $2,626,621 as of April 30, 2024.
g
The Fund also invests in unrestricted securities of the issuer, valued at $524,751 as of April 30, 2024.
h
The Fund also invests in unrestricted securities of the issuer, valued at $7,317,959 as of April 30, 2024.
i
The Fund also invests in unrestricted securities of the issuer, valued at $794,988 as of April 30, 2024.
j
The Fund also invests in unrestricted securities of the issuer, valued at $2,147,667 as of April 30, 2024.
k
The Fund also invests in unrestricted securities of the issuer, valued at $730,525 as of April 30, 2024.
l
The Fund also invests in unrestricted securities of the issuer, valued at $4,988,646 as of April 30, 2024.
m
The Fund also invests in unrestricted securities of the issuer, valued at $7,068,640 as of April 30, 2024.
n
The Fund also invests in unrestricted securities of the issuer, valued at $15,320,864 as of April 30, 2024.
2. Financial Instrument Valuation
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended April 30, 2024, investments in “affiliated companies” were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Ascot Resources Ltd.,
144A ........... $ 12,197,179 $ — $ (178,035) $ (62,919) $ 2,700,176 $ 14,656,401 28,420,000 $ —
Ascot Resources Ltd.,
144A, 3/08/24 ..... 924 — — — (924) —
a
— —
Ascot Resources Ltd.,
144A. ........... — 1,307,821 — — 671,007 1,978,828 4,000,000 —
Aurion Resources Ltd. .. 2,964,519 — — — 343,271 3,307,790 6,900,000 —
Auteco Minerals Ltd. ... 2,582,604 — (5,924,459)
b
— 3,341,855 —
a
— —
Banyan Gold Corp. ... 5,047,260 — — — (213,182) 4,834,078 20,167,629 —
Benchmark Metals, Inc. 2,519,775 — (10,932,617)
b
— 8,412,842 —
a
— —
Clean Air Metals, Inc. .. 469,389 — — — —
c
—
c
—
c
—
Clean Air Metals, Inc.,
144A, 2/23/24 ..... 874 — — — (874) —
a
— —
Falcon Metals Ltd. .... 1,307,526 — — — (500,798) 806,728 9,225,414 —
G Mining Ventures Corp.,
144A ........... 17,774,533 — (2,788,900) 1,082,245 —
c
—
c
—
c
—
G Mining Ventures Corp.,
144A, 8/20/24 ..... 162,690 — — — —
c
—
c
—
c
—
Geopacific Resources Ltd. 527,984 — — — 451,167 979,151 60,464,743 —
Gold Mountain Mining
Corp. ........... 564,045 — (53,166) (5,338,372) 4,827,493 —
a
— —
Gold Mountain Mining
Corp., 144A, 4/21/24 . 67 — — — (67) —
a
— —
Heliostar Metals Ltd ... 2,270,780 1,520,732
b
— — (560,215) 3,231,297 16,787,500 —
Heliostar Metals Ltd., 144A 253,019 — (362,226)
b
— 109,207 —
a
— —
Heliostar Metals Ltd.,
144A, 1/11/25 ..... 32,734 — — — (28,292) 4,442 650,000 —
Heliostar Metals Ltd.,
144A, 12/08/25 .... — —
b
— — 76,330 76,330 1,720,833 —
Heliostar Metals Ltd.,
144A, 3/09/26 ..... 446,208 — —
b
— (446,208) —
a
— —
HighGold Mining, Inc. .. 2,060,864 — — — (738,202) 1,322,662 5,603,000 —
Integra Resources Corp.,
(CAD Traded) ..... 3,260,579 667,532 — — (574,488) 3,353,623 4,439,520 —
Integra Resources Corp.,
(USD Traded) ..... 703,000 — — — (140,600) 562,400 740,000 —

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Integra Resources Corp.,
144A, 6/15/24 ..... $ 41,462 $ — $ — $ — $ (39,676) $ 1,786 2,650,000 $ —
Integra Resources Corp.,
3/13/27 .......... — —
b
— — 163,429 163,429 500,000 —
Liberty Gold Corp. .... 4,767,915 — — — (794,439) 3,973,476 16,329,800 —
Liberty Gold Corp., 144A 759,139 — — — (126,490) 632,649 2,600,000 —
Lion One Metals Ltd. .. — 8,529,502
b
(656,684) (1,022,260) —
c
—
c
—
c
—
Lion One Metals Ltd.,
144A ........... 5,247,393 — (8,529,502)
b
— 3,282,109 —
a
— —
Mawson Gold Ltd. .... 1,921,735 — (1,136,629) (23,913) —
c
—
c
—
c
—
Monarch Mining Corp. . 411,421 — — — (355,129) 56,292 15,500,000 —
Monarch Mining Corp.,
144A, 4/06/27 ..... 79,143 — — — (79,143) — 6,000,000 —
Newcore Gold Ltd. .... 1,262,400 — — — 1,364,221 2,626,621 11,480,000 —
Newcore Gold Ltd., 144A,
6/28/24 .......... 11,462 — — — 83,762 95,224 1,140,000 —
O3 Mining, Inc. ...... 5,685,576 — — — (314,230) 5,371,346 5,100,000 —
Onyx Gold Corp ...... — 490,455
b
— — (237,867) 252,588 1,300,000 —
Onyx Gold Corp. ..... 573,642 — — — (301,479) 272,163 1,400,750 —
Onyx Gold Corp., 144A . 498,992 — (490,455)
b
— (8,537) —
a
— —
Onyx Gold Corp., 144A,
7/06/25 .......... 42,422 — — — (12,377) 30,045 650,000 —
Pantoro Ltd. ........ 16,463,004 1,582,450
b
(347,640) (1,841,027) 3,184,760 19,041,547 343,944,739 —
Platinum Group Metals
Ltd., (CAD Traded) .. 5,160,323 19,267,222
b
(3,397,873)
b
(28,250,436) 11,776,715 4,555,951 3,604,831 —
Platinum Group Metals
Ltd., (CAD Traded),
144A ........... 131,968 — (16,267,222)
b
— 16,135,254 —
a
— —
Platinum Group Metals
Ltd., (USD Traded) .. 4,614,628 — (647,248) (760,983) 518,748 3,725,145 2,968,243 —
Platinum Group Metals
Ltd., (USD Traded),
144A ........... 49,445 — — — (3,153) 46,292 36,628 —
Red 5 Ltd. ......... 27,854,334 — (19,271,601) 8,535,953 —
c
—
c
—
c
—
RTG Mining, Inc. ..... 53,691 2,661,984
b
— — (2,639,995) 75,680 4,167,708 —
RTG Mining, Inc., 144A . 72,737 — (2,661,984)
b
— 2,589,247 —
a
— —
RTG Mining, Inc., 144A,
9/08/24 .......... — —
b
— — 2,744 2,744 12,000,000 —
RTG Mining, Inc., CDI .. 2,122,713 — — — (549,788) 1,572,925 82,487,582 —
Saturn Metals Ltd. .... 1,417,031 — — — —
c
—
c
—
c
—
Silver Mountain
Resources, Inc. .... 1,093,584 248,869
b
— — (563,808) 778,645 13,400,000 —
4. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Silver Mountain
Resources, Inc., 144A,
1/31/24 .......... $ — $ — $ — $ — $ — $ —
a
— $ —
Silver Mountain
Resources, Inc., 2/09/26 28,439 — — — (12,096) 16,343 1,500,000 —
Silver Mountain
Resources, Inc., 4/24/28 — —
b
— — 108,520 108,520 3,100,000 —
Silver Tiger Metals, Inc. . 553,466 — — — (62,164) 491,302 3,560,000 —
Silver Tiger Metals, Inc.,
144A ........... 3,342,560 — — — (375,427) 2,967,133 21,500,000 —
STLLR Gold Inc. ..... 1,966,063 2,089,533
b
(5,989,745)
b
— 2,269,359 335,210 325,000 —
STLLR Gold Inc., 144A . — 9,903,693
b
— — (5,396,401) 4,507,292 4,370,010 —
STLLR Gold, Inc., 144A,
11/28/26 ......... — —
b
— — 98,582 98,582 537,600 —
STLLR Gold, Inc., 5/03/24 47,399 —
b
— — (47,399) — 1,250,000 —
Talisker Resources Ltd. . 1,701,805 —
b
—
b
— 445,862 2,147,667 5,280,000 —
Talisker Resources Ltd.,
144A, 1/11/25 ..... 21,156 — — — 26,925 48,081 4,500,000 —
TDG Gold Corp. ..... 366,753 — — — (162,794) 203,959 2,080,000 —
TDG Gold Corp., 144A . 98,161 — (140,346)
b
— 42,185 —
a
— —
TDG Gold Corp., 144A,
7/07/26.. ......... 14,676 — — — (3,946) 10,730 310,000 —
TDG Gold Corp., 144A. . 837,536 140,346
b
— — (451,316) 526,566 5,370,000 —
Thesis Gold Inc ...... — 7,423,736
b
—
b
— (4,670,033) 2,753,703 5,265,500 —
Thesis Gold Inc. ..... — 7,841,030
b
— — (5,606,087) 2,234,943 4,273,553 —
Thesis Gold, Inc., 144A,
9/29/24 .......... 218 — — — 3,218 3,436 1,000,000 —
Troilus Gold Corp. .... 3,206,052 1,770,484 — — 2,092,104 7,068,640 14,525,000 —
Troilus Gold Corp., 144A,
11/20/25 ......... — — — — 391,526 391,526 2,000,000 —
Vizsla Silver Corp. .... 12,570,150 1,108,606 (274,032) (125,025) 2,041,165 15,320,864 11,850,000 —
Vizsla Silver Corp., 144A,
11/15/24 ......... 168,392 — — — 109,581 277,973 1,500,000 —
Wiluna Mining Corp. Ltd. 268,650 — — — (9,579) 259,071 19,510,000 —
Wiluna Mining Corp. Ltd.,
12/31/24 ......... — — — — — — 9,755,000 —
Total Affiliated Securities
(Value is 12.3% of Net
Assets) .......... $160,674,189 $66,553,995 $(80,050,364) $(27,806,737) $41,636,161 $118,159,819 $—
a
As of April 30, 2024, no longer held by the fund.
b
May include accretion, amortization, and/or other cost basis adjustments.
c
As of April 30, 2024, no longer an affiliate.
4. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April 30,
2024, the Fund held investments in affiliated management investment companies as follows:
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $1,853,409 $96,341,900 $(94,235,553) $— $— $3,959,756 3,959,756 $125,237
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $— $1,955,000 $(1,955,000) $— $— $— — $475
Total Affiliated Securities ... $1,853,409 $98,296,900 $(96,190,553) $— $— $3,959,756 $125,712

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2024, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks :
Copper .............................. $ 8,280,184 $ — $ — $ 8,280,184
Diversified Metals & Mining ............... 83,613,460 4,258,249 50,544 87,922,253
Diversified Support Services .............. 1,799,644 — — 1,799,644
Environmental & Facilities Services ......... — 150,248 — 150,248
Gold ................................ 505,441,142 285,784,657 2,994,869 794,220,668
Precious Metals & Minerals ............... 26,293,918 12,751,556 — 39,045,474
Silver ............................... 16,251,605 6,635,628 — 22,887,233
Rights :
Gold ................................ — 64,013 47,939 111,952
Silver ............................... 943,991 — — 943,991
Warrants :
Diversified Metals & Mining ............... — — 1,397,727 1,397,727
Gold ................................ — 197,673 2,046,408
a
2,244,081
Precious Metals & Minerals ............... — — 14,166 14,166
Silver ............................... 16,343 — 108,520 124,863
Short Term Investments ................... 3,959,756 — — 3,959,756
Total Investments in Securities ........... $646,600,043 $309,842,024
b
$6,660,173 $963,102,240
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $288,194,598, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Currency
CAD
Canadian Dollar
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CDI
CREST Depository Interest
CVR
Contingent Value Right
6. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.